Analysis of Foreign Currency Translation, Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cumulative Translation Adjustment Summary [Roll Forward]
Beginning amount of cumulative translation adjustments	$ 13,993	$ 13,389	$ 13,930
Aggregate adjustment for the period resulting from translation adjustments	(2,539)	929	(832)
Amount of income tax expense (benefit) for the period related to aggregate adjustment	889	(325)	291
Net aggregate translation included in equity	(1,650)	604	(541)
Ending amount of cumulative translation adjustments	$ 12,343	$ 13,993	$ 13,389
Canadian foreign exchange rate at end of year	0.94120	1.00432	0.98208